Note 3 - Inventories	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2017	December 31, 2018
Lubricants	418,650	533,300
Victualing	33,541	33,647
Total	452,191	566,947